Taxes - Income tax - Deferred tax assets and liabilities by type - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Deferred tax assets	€ 598	€ 421	€ 692
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Deferred tax assets	500
Unrecognized deferred tax assets	2,100
Orange Belgium [member]
Disclosure of subsidiaries [line items]
Deferred tax assets	300
Belgian subsidiaries other than Orange Belgium [member]
Disclosure of subsidiaries [line items]
Deferred tax assets	190
Unrecognized deferred tax assets	€ 600